Liquidity (Details)					6 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Oct. 26, 2023 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Liquidity [Abstract]
Net losses					$ 5,827,309		$ 7,366,487
Net cash used in operating activities					4,287,079		3,604,636
Cash					5,809,074				$ 29,467,667	¥ 200,000,000
Line of credit from Bank					1,861,735	¥ 13,500,000
Doubtful accounts provision					125,369		$ 1,760,973
Loan amount			$ 6,895,315					¥ 50,000,000
Minimum [Member]
Liquidity [Abstract]
Doubtful accounts provision					2,117,727
Maximum [Member]
Liquidity [Abstract]
Doubtful accounts provision					5,935,687
Forecast [Member]
Liquidity [Abstract]
Credit facility agreement	$ 2,068,595	¥ 15,000,000	2,068,595	¥ 15,000,000
Loan amount			$ 6,895,315					¥ 50,000,000
Everbright Bank [Member]
Liquidity [Abstract]
Line of credit from Bank					$ 11,032,505	¥ 80,000,000